Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

16. STOCK BASED COMPENSATION

On May 3, 2017, Zhongchao Shanghai granted 85,920 shares of restricted share units to one employee. The restricted share units will vest after a five-year service period is fulfilled. The grant-date value of a restricted share was $3.12 The fair value of the equity value was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Zhongchao Shanghai's projected financial and operating results, its unique business risks, the liquidity of the equity interests and its operating history and prospects at the time the equity interests were given. The fair value of these awards was determined using management's estimates and assumptions. Significant estimates and assumptions used included revenue growth rate ranging from 10.9% to 30.0%, terminal growth rate of 3%, and discount rate of 16%.

On October 19, 2017, Zhongchao Shanghai announced an acceleration of vesting shares for employees whose restricted share units are subject to fulfilment of a requisite service period. These employees were entitled to vest 7% of restricted shares units. Meantime, the 12 employees and 1 non-employee exercised and sold 142,500 shares of ordinary shares to an external investor at a consideration of $478,800, in proportionate to their granted number of ordinary shares. The Company recorded related expenses of the 7% restricted shares units upon the announcement, as if the acceleration was separate grant of restricted share units which was granted and vested simultaneously.

On November 21, 2017, Zhongchao Shanghai declared a stock dividend by delivering 5 new shares of ordinary share to each 10 existing shares. As the number of additional shares issued as stock dividend is so significant that it has the effect of materially reducing the share value, the shareholders do not anticipate the amount in the retained earnings is subject to further distributions either in stock or in cash. The substance of the transaction is that of a stock split. Accordingly, the Company accounted for the stock dividend as stock split. No capitalization of retained earnings is necessary and no additional accounting treatment is posted and the shares and per share data are presented on a retroactive basis.

As of December 31, 2017, 12 employees and 1 non-employee had an aggregation of 2,847,150     shares of ordinary share.

In November and December 2018, two employees resigned from the Company and forfeited the unvested 154,346 shares of ordinary share. Accordingly, the Company reversed the expenses which was previously charged to the statement of income.

As of December 31, 2018, 10 employees and 1 non-employee had an aggregation of 2,692,805 shares of restricted share units.

On January 3, 2019, Zhongchao Shanghai granted 101,997 shares of restricted share units to three of its employees and 30,000 shares to one non-employee for the consulting services rendered. The restricted share units will vest after a five-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $359,032. On February 28, 2019, Zhongchao Shanghai granted 29,970 shares and 142,229 shares of restricted share units to Ms. Pei Xu, the Chief Financial Officer of the Company, and Ms. Shuang Wu, the Chief Operation Officer of the Company, respectively. The restricted share units will vest after a 10-year service period is fulfilled. The grant-date value of each restricted share units was $2.72, and the total fair value of these restricted share units aggregated $468,381. The fair value of both restricted share units was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded at the time of grant. Significant estimates and assumptions used included revenue growth rate ranging from 8.6% to 39.4%, terminal growth rate of 3%, and discount rate of 16%.

As of December 31, 2019, 12 employees and 1 non-employee had an aggregation of 2,997,000 shares of restricted share units.

The above shares grant was contributed by Mr. Weiguang Yang from the equity interest of Shanghai Xingzhong Investment Management LLP owned by himself, which represented the ordinary shares of the Company. (see Note 13). For the years ended December 31, 2019, 2018 and 2017, the Company had stock-based compensation expenses of $159,984, reversal of stock-based compensation of $14,483 and stock-based compensation expenses of $110,940, respectively. As of December 31, 2019, the Company expected to incur stock based compensation expenses of $916,780 over a weighted average period of 5.6 years.

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2016	156,804	$4.01
Granted	85,920	$3.12
Cancelled	(16,950)	$(3.36)
Increase of restricted share units pursuant to stock split	112,888	$(1.31)
Unvested at December 31, 2017	338,662	$2.46
Vested	(64,436)	$(2.67)
Forfeited	(154,346)	$(2.67)
Unvested at December 31, 2018	119,880	$2.08
Granted	304,196	$2.72
Unvested at December 31, 2019	424,076	$2.54

The following table summarizes share-based compensation expenses charged to (reversal from) operating expenses:

	For the Years Ended December 31,
	2019	2018	2017
Selling and marketing expenses	92,885	(14,483)	110,940
General and administrative expenses	67,099	-	-

Total charges (reversals) of share-based compensation expenses	$159,984	$(14,483)	$110,940